Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2012
(Columbia Variable Portfolio - Money Market Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.13%	[2]
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.18%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.05%	[4]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[2]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	1.10%	[5]
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.01%
(Columbia Variable Portfolio - Asset Allocation Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.05%	[4]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[2]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	1.35%	[5]
Fee waivers and/or reimbursements	(0.09%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.26%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.21%
Fee waivers and/or reimbursements	(0.21%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Variable Portfolio - Small Company Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.34%	[2]
Total annual Fund operating expenses	1.46%
Fee waivers and/or reimbursements	(0.21%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.60%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[2]
Total annual Fund operating expenses	0.67%
(Columbia Variable Portfolio - Strategic Income Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.60%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.07%	[2]
Total annual Fund operating expenses	0.92%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[2]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.11%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.90%
(Columbia Variable Portfolio - Small Cap Value Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.12%	[2]
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.21%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.05%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 1 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	1.33%	[2]
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(1.23%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.87%
(Columbia Variable Portfolio - Select Large Cap Growth Fund) | Class 2 Shares
Operating Expenses:
Management fees	0.77%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	1.33%	[2]
Total annual Fund operating expenses	2.35%
Fee waivers and/or reimbursements	(1.23%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.12%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.45% for Class 1.
[4]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Management fees are composed of an administrative fee of 0.02% and an investment management services fee of (a) 0.55% on those assets invested in securities (other than third-party advised mutual funds and Columbia Funds that pay an investment advisory fee), including other Columbia Funds that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities and (b) 0.10% on assets invested in non-exchange traded, third party advised mutual funds.
[5]	Total annual Fund operating expenses may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment management services fees and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.13% for Class 1 and 0.38% for Class 2.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class 1 and 1.25% for Class 2.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class 1 and 1.03% for Class 2.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.87% for Class 1 and 1.12% for Class 2.